UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 7/31/16

Fund's investmentsIncome Securities Trust

As of 7-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 92.0% (61.8% of Total investments)					$167,597,893
(Cost $162,583,508)
Consumer discretionary 11.7%					21,393,391
Auto components 1.2%
Dana Holding Corp.	6.000		09-15-23	395,000	409,813
Delphi Automotive PLC (Z)	4.250		01-15-26	350,000	384,307
Delphi Corp.	5.000		02-15-23	775,000	822,275
Nemak SAB de CV (S)	5.500		02-28-23	306,000	317,475
ZF North America Capital, Inc. (S)	4.750		04-29-25	280,000	292,600
Automobiles 2.5%
American Honda Finance Corp. (Z)	1.700		02-22-19	475,000	481,453
Ford Motor Company (Z)	4.750		01-15-43	145,000	159,747
Ford Motor Credit Company LLC (Z)	2.551		10-05-18	325,000	330,864
Ford Motor Credit Company LLC (Z)	5.875		08-02-21	928,000	1,070,726
General Motors Company	4.875		10-02-23	650,000	710,325
General Motors Company	6.250		10-02-43	380,000	458,748
General Motors Financial Company, Inc.	3.450		04-10-22	430,000	438,889
General Motors Financial Company, Inc.	4.000		01-15-25	550,000	567,280
General Motors Financial Company, Inc.	5.250		03-01-26	275,000	307,159
Diversified consumer services 0.2%
Service Corp. International	5.375		05-15-24	300,000	319,350
Hotels, restaurants and leisure 1.0%
CCM Merger, Inc. (S)	9.125		05-01-19	380,000	398,525
Eldorado Resorts, Inc.	7.000		08-01-23	130,000	136,500
GLP Capital LP	5.375		04-15-26	255,000	271,894
International Game Technology PLC (L)(S)(Z)	6.500		02-15-25	225,000	237,375
Mohegan Tribal Gaming Authority (L)(Z)	9.750		09-01-21	250,000	269,063
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	495,000	495,000
Waterford Gaming LLC (H)(S)	8.625		09-15-14	99,739	0
Household durables 0.3%
Newell Brands, Inc. (Z)	2.150		10-15-18	192,000	195,124
Newell Brands, Inc. (Z)	4.200		04-01-26	310,000	338,899
Internet and catalog retail 0.9%
Expedia, Inc. (S)	5.000		02-15-26	670,000	713,901
QVC, Inc.	4.375		03-15-23	325,000	333,239
QVC, Inc.	5.125		07-02-22	255,000	274,708
QVC, Inc.	5.450		08-15-34	315,000	300,208
Leisure products 0.1%
Vista Outdoor, Inc. (S)	5.875		10-01-23	255,000	267,113
Media 4.7%
21st Century Fox America, Inc.	7.750		01-20-24	1,020,000	1,326,410
Altice Financing SA (L)(S)(Z)	6.625		02-15-23	200,000	200,376
Cengage Learning, Inc. (L)(S)(Z)	9.500		06-15-24	265,000	277,256
Charter Communications Operating LLC (S)	6.484		10-23-45	380,000	456,215
Clear Channel Worldwide Holdings, Inc. (L)(Z)	6.500		11-15-22	260,000	269,100
McGraw-Hill Global Education Holdings LLC (L)(S)(Z)	7.875		05-15-24	75,000	79,219
MDC Partners, Inc. (L)(S)(Z)	6.500		05-01-24	270,000	261,225
Midcontinent Communications (S)	6.875		08-15-23	140,000	146,300
Myriad International Holdings BV (S)	5.500		07-21-25	200,000	213,750
Omnicom Group, Inc. (Z)	3.600		04-15-26	285,000	303,218
Radio One, Inc. (S)	9.250		02-15-20	255,000	237,788
Scripps Networks Interactive, Inc. (Z)	3.950		06-15-25	485,000	515,849

2SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Sinclair Television Group, Inc. (S)	5.625		08-01-24	335,000	$345,888
Sirius XM Radio, Inc. (S)	5.250		08-15-22	845,000	887,250
Sirius XM Radio, Inc. (S)	5.375		04-15-25	265,000	272,205
Sirius XM Radio, Inc. (S)	5.375		07-15-26	375,000	382,268
Time Warner Cable, Inc.	8.250		04-01-19	375,000	435,415
Time Warner, Inc. (Z)	3.600		07-15-25	275,000	296,612
Time Warner, Inc. (Z)	3.875		01-15-26	670,000	735,843
Time Warner, Inc. (Z)	6.500		11-15-36	262,000	345,609
Viacom, Inc. (Z)	4.375		03-15-43	510,000	440,608
WMG Acquisition Corp. (S)	6.750		04-15-22	86,000	90,300
Multiline retail 0.2%
Macy's Retail Holdings, Inc.	7.875		08-15-36	444,000	444,802
Specialty retail 0.6%
AutoNation, Inc. (Z)	4.500		10-01-25	225,000	240,755
L Brands, Inc.	6.625		04-01-21	475,000	545,063
L Brands, Inc.	6.875		11-01-35	250,000	265,125
Textiles, apparel and luxury goods 0.0%
Under Armour, Inc. (Z)	3.250		06-15-26	75,000	76,382
Consumer staples 6.3%					11,451,870
Beverages 2.9%
Anheuser-Busch InBev Finance, Inc. (Z)	4.900		02-01-46	1,000,000	1,224,925
Coca-Cola European Partners US LLC (Z)	4.500		09-01-21	1,000,000	1,116,046
Constellation Brands, Inc.	4.250		05-01-23	355,000	376,300
Constellation Brands, Inc. (L)(Z)	4.750		11-15-24	180,000	195,750
Molson Coors Brewing Company (Z)	1.450		07-15-19	165,000	165,963
Molson Coors Brewing Company (Z)	3.000		07-15-26	390,000	398,381
PepsiCo, Inc. (Z)	1.500		02-22-19	440,000	445,567
Pernod Ricard SA (S)(Z)	5.750		04-07-21	1,125,000	1,308,351
Food and staples retailing 1.6%
CVS Health Corp. (Z)	2.875		06-01-26	255,000	262,587
CVS Health Corp. (Z)	5.125		07-20-45	510,000	646,644
SUPERVALU, Inc. (L)(Z)	7.750		11-15-22	350,000	304,500
Tops Holding II Corp.	8.750		06-15-18	140,000	123,900
Tops Holding LLC (S)	8.000		06-15-22	505,000	439,350
Walgreens Boots Alliance, Inc. (Z)	1.750		05-30-18	400,000	403,468
Whole Foods Market, Inc. (S)(Z)	5.200		12-03-25	590,000	638,466
Food products 1.1%
Bunge, Ltd. Finance Corp. (Z)	8.500		06-15-19	389,000	456,327
Kraft Heinz Foods Company (L)(S)(Z)	2.000		07-02-18	480,000	486,884
Kraft Heinz Foods Company (S)	4.875		02-15-25	258,000	284,837
Kraft Heinz Foods Company (S)(Z)	5.200		07-15-45	345,000	422,786
Post Holdings, Inc. (L)(S)(Z)	7.750		03-15-24	240,000	265,500
Household products 0.1%
Revlon Escrow Corp. (S)	6.250		08-01-24	225,000	227,813
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	260,000	263,900
Tobacco 0.5%
Alliance One International, Inc. (L)(Z)	9.875		07-15-21	820,000	721,600
Vector Group, Ltd.	7.750		02-15-21	260,000	272,025

SEE NOTES TO FUND'S INVESTMENTS3

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Energy 8.0%					$14,494,982
Energy equipment and services 0.1%
Emera US Finance LP (S)(Z)	3.550		06-15-26	205,000	215,281
Oil, gas and consumable fuels 7.9%
Cenovus Energy, Inc.	4.450		09-15-42	380,000	310,669
Cimarex Energy Company (Z)	4.375		06-01-24	235,000	245,645
Columbia Pipeline Group, Inc. (Z)	4.500		06-01-25	540,000	582,673
Continental Resources, Inc. (L)(Z)	5.000		09-15-22	548,000	512,380
DCP Midstream LLC (S)	9.750		03-15-19	405,000	445,500
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	370,000	279,350
DCP Midstream Operating LP	2.700		04-01-19	300,000	289,500
DCP Midstream Operating LP	3.875		03-15-23	290,000	273,325
Enbridge Energy Partners LP (Z)	4.375		10-15-20	260,000	271,223
Energy Transfer Partners LP (Z)	5.150		03-15-45	345,000	321,201
Energy Transfer Partners LP (Z)	9.700		03-15-19	425,000	490,289
Enterprise Products Operating LLC (8.375% to 8-19-16, then 3 month LIBOR + 3.708%) (Z)	8.375		08-01-66	440,000	406,450
Kerr-McGee Corp.	6.950		07-01-24	1,035,000	1,213,825
Kinder Morgan Energy Partners LP (L)(Z)	3.500		03-01-21	500,000	510,773
Kinder Morgan Energy Partners LP	3.950		09-01-22	175,000	179,416
Kinder Morgan Energy Partners LP	7.750		03-15-32	195,000	227,394
Kinder Morgan, Inc. (Z)	5.550		06-01-45	440,000	441,431
Lukoil International Finance BV (S)	3.416		04-24-18	675,000	681,683
MPLX LP (Z)	4.000		02-15-25	150,000	145,138
MPLX LP (S)(Z)	4.875		12-01-24	345,000	341,758
Occidental Petroleum Corp. (Z)	3.400		04-15-26	310,000	326,106
Petro-Canada (Z)	9.250		10-15-21	1,000,000	1,302,690
Petroleos Mexicanos	4.875		01-24-22	275,000	282,563
Regency Energy Partners LP	5.000		10-01-22	95,000	100,124
Regency Energy Partners LP (L)(Z)	5.500		04-15-23	480,000	497,568
Regency Energy Partners LP	5.875		03-01-22	90,000	98,207
Shell International Finance BV (Z)	4.375		05-11-45	725,000	786,800
Summit Midstream Holdings LLC	7.500		07-01-21	210,000	208,425
Sunoco Logistics Partners Operations LP (L)(Z)	3.900		07-15-26	235,000	233,606
Sunoco Logistics Partners Operations LP (L)(Z)	4.400		04-01-21	345,000	364,016
Teekay Offshore Partners LP	6.000		07-30-19	370,000	308,025
Tesoro Logistics LP	6.125		10-15-21	400,000	416,040
Tesoro Logistics LP (L)(Z)	6.375		05-01-24	255,000	268,867
Williams Partners LP (Z)	4.875		05-15-23	230,000	228,498
Williams Partners LP (Z)	4.875		03-15-24	690,000	688,543
Financials 32.0%					58,198,169
Banks 13.9%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (L)(Q)(S)(Z)	6.750		06-15-26	200,000	217,445
Bank of America Corp. (Z)	3.950		04-21-25	135,000	139,492
Bank of America Corp. (Z)	4.200		08-26-24	280,000	294,796
Bank of America Corp. (Z)	4.250		10-22-26	315,000	332,382
Bank of America Corp. (Z)	4.450		03-03-26	565,000	607,029
Bank of America Corp. (Z)	6.875		04-25-18	1,000,000	1,089,114
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	470,000	492,325
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (L)(Q)(Z)	6.300		03-10-26	220,000	239,731
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (L)(Q)(Z)	8.000		01-30-18	440,000	447,097

4SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BankUnited, Inc.	4.875		11-17-25	455,000	$473,108
Barclays Bank PLC (S)(Z)	10.179		06-12-21	575,000	734,964
Barclays PLC (Z)	4.375		01-12-26	340,000	352,056
BPCE SA (S)(Z)	4.500		03-15-25	475,000	481,567
BPCE SA (L)(S)(Z)	5.700		10-22-23	1,145,000	1,247,157
Citigroup, Inc. (Z)	4.600		03-09-26	430,000	462,609
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (L)(Q)(Z)	6.250		08-15-26	525,000	565,688
Commerzbank AG (S)	8.125		09-19-23	350,000	407,201
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	1,000,000	1,222,500
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (L)(Q)(S)(Z)	6.625		09-23-19	450,000	428,850
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (L)(Q)(S)(Z)	7.875		01-23-24	600,000	594,000
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)(Z)	8.125		09-19-33	250,000	274,140
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	420,000	406,770
HBOS PLC (S)(Z)	6.750		05-21-18	825,000	888,519
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)(Z)	6.375		09-17-24	200,000	196,000
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)(Z)	6.875		06-01-21	340,000	350,200
ING Bank NV (S)(Z)	5.800		09-25-23	1,000,000	1,113,842
JPMorgan Chase & Co. (Z)	3.200		06-15-26	410,000	423,423
JPMorgan Chase & Co. (Z)	4.625		05-10-21	720,000	802,606
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)(Z)	5.300		05-01-20	465,000	478,718
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)(Z)	6.750		02-01-24	805,000	906,551
Lloyds Banking Group PLC (Z)	4.650		03-24-26	880,000	908,442
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (L)(Q)(Z)	7.500		06-27-24	385,000	384,038
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	485,000	475,349
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	705,000	777,738
Popular, Inc.	7.000		07-01-19	260,000	264,550
Royal Bank of Scotland Group PLC	4.800		04-05-26	320,000	332,858
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	200,000	198,750
Santander Holdings USA, Inc. (Z)	2.700		05-24-19	600,000	604,330
Santander UK Group Holdings PLC (L)(S)(Z)	4.750		09-15-25	365,000	365,832
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (L)(Q)(S)(Z)	8.000		09-29-25	420,000	414,750
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	385,000	391,738
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	598,000	610,673
Synovus Financial Corp.	7.875		02-15-19	200,000	223,000
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)(Z)	4.850		06-01-23	335,000	327,044
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)(Z)	6.750		08-01-21	520,000	584,350
Wells Fargo & Company (Z)	4.650		11-04-44	255,000	278,549
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)(Z)	5.875		06-15-25	765,000	842,456
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)(Z)	5.900		06-15-24	290,000	309,213

SEE NOTES TO FUND'S INVESTMENTS5

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)(Z)	7.980		03-15-18	370,000	$393,514
Capital markets 4.3%
Ares Capital Corp. (Z)	3.875		01-15-20	430,000	447,071
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	295,000	305,325
FS Investment Corp. (Z)	4.000		07-15-19	435,000	439,166
Jefferies Group LLC	6.875		04-15-21	1,005,000	1,154,827
Jefferies Group LLC (L)(Z)	8.500		07-15-19	235,000	268,336
Macquarie Bank, Ltd. (S)	4.875		06-10-25	520,000	549,419
Morgan Stanley (Z)	2.450		02-01-19	250,000	255,627
Morgan Stanley (Z)	3.875		01-27-26	250,000	266,936
Morgan Stanley (Z)	5.500		01-26-20	450,000	502,911
Morgan Stanley (Z)	7.300		05-13-19	895,000	1,026,912
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (L)(Q)(Z)	5.550		07-15-20	325,000	329,063
Stifel Financial Corp. (Z)	4.250		07-18-24	315,000	322,123
The Bear Stearns Companies LLC (Z)	7.250		02-01-18	1,000,000	1,086,856
The Goldman Sachs Group, Inc. (Z)	2.000		04-25-19	255,000	257,612
The Goldman Sachs Group, Inc. (Z)	3.750		05-22-25	340,000	358,971
The Goldman Sachs Group, Inc. (Z)	4.750		10-21-45	245,000	279,209
Consumer finance 3.8%
Ally Financial, Inc.	3.250		11-05-18	325,000	328,656
Ally Financial, Inc. (L)(Z)	5.125		09-30-24	645,000	686,119
Capital One Financial Corp. (Z)	2.450		04-24-19	275,000	281,169
Capital One Financial Corp. (Z)	3.500		06-15-23	1,100,000	1,147,487
Capital One Financial Corp. (Z)	3.750		07-28-26	570,000	574,053
Capital One Financial Corp. (Z)	4.200		10-29-25	440,000	458,919
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (L)(Q)(Z)	5.550		06-01-20	350,000	354,988
Capital One NA	2.350		08-17-18	350,000	355,334
Credit Acceptance Corp.	6.125		02-15-21	395,000	390,063
Credito Real SAB de CV (S)	7.500		03-13-19	325,000	333,938
Discover Bank	2.600		11-13-18	510,000	518,444
Discover Financial Services	3.950		11-06-24	750,000	774,524
Discover Financial Services	5.200		04-27-22	290,000	320,418
Enova International, Inc.	9.750		06-01-21	390,000	327,600
Diversified financial services 1.5%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	186,477	193,936
Leucadia National Corp.	5.500		10-18-23	655,000	683,341
NewStar Financial, Inc.	7.250		05-01-20	435,000	416,317
S&P Global, Inc.	4.000		06-15-25	495,000	541,392
S&P Global, Inc.	4.400		02-15-26	340,000	382,364
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	419,000	404,335
Insurance 3.0%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	235,000	249,639
Assured Guaranty US Holdings, Inc. (L)(Z)	5.000		07-01-24	489,000	547,346
AXA SA (Z)	8.600		12-15-30	175,000	246,019
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)(Z)	6.379		12-14-36	240,000	261,804
CNA Financial Corp.	7.250		11-15-23	135,000	165,354
CNO Financial Group, Inc.	5.250		05-30-25	450,000	466,875
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-07-87	705,000	784,313

6SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (Z)	6.400		12-15-66	355,000	$393,990
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	365,000	401,500
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%) (Z)	5.200		03-15-44	270,000	273,375
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (Z)	5.875		09-15-42	267,000	295,903
Teachers Insurance & Annuity Association of America (S)(Z)	6.850		12-16-39	555,000	770,758
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%) (Z)	8.125		06-15-68	505,000	552,975
Real estate investment trusts 4.2%
American Tower Corp. (Z)	3.400		02-15-19	305,000	319,420
American Tower Corp. (Z)	4.700		03-15-22	400,000	444,661
American Tower Corp. (Z)	5.000		02-15-24	500,000	577,330
Crown Castle International Corp. (Z)	4.450		02-15-26	335,000	371,653
Crown Castle Towers LLC (S)(Z)	4.883		08-15-40	710,000	774,949
Crown Castle Towers LLC (S)(Z)	6.113		01-15-40	451,000	502,657
Highwoods Realty LP (Z)	5.850		03-15-17	310,000	318,045
Iron Mountain, Inc.	5.750		08-15-24	395,000	405,740
Iron Mountain, Inc.	6.000		08-15-23	440,000	467,500
MPT Operating Partnership LP	6.375		02-15-22	320,000	336,000
MPT Operating Partnership LP	6.875		05-01-21	60,000	62,118
Omega Healthcare Investors, Inc. (Z)	4.500		01-15-25	295,000	298,123
Omega Healthcare Investors, Inc. (Z)	4.950		04-01-24	350,000	363,876
Omega Healthcare Investors, Inc. (Z)	5.250		01-15-26	180,000	190,711
Ventas Realty LP (Z)	3.500		02-01-25	575,000	593,935
Ventas Realty LP (Z)	3.750		05-01-24	140,000	146,754
Vereit Operating Partnership LP	4.600		02-06-24	523,000	546,535
Welltower, Inc. (Z)	3.750		03-15-23	265,000	277,293
Welltower, Inc. (Z)	4.000		06-01-25	645,000	687,809
Thrifts and mortgage finance 1.3%
Flagstar Bancorp, Inc. (S)	6.125		07-15-21	255,000	261,531
Nationstar Mortgage LLC	6.500		07-01-21	295,000	253,700
Nationstar Mortgage LLC (L)(Z)	7.875		10-01-20	340,000	319,811
Nationstar Mortgage LLC	9.625		05-01-19	295,000	304,588
Quicken Loans, Inc. (S)	5.750		05-01-25	550,000	545,188
Radian Group, Inc.	5.250		06-15-20	255,000	264,563
Radian Group, Inc.	7.000		03-15-21	295,000	326,344
Stearns Holdings LLC (S)	9.375		08-15-20	155,000	146,669
Health care 5.4%					9,924,538
Biotechnology 0.6%
AbbVie, Inc. (Z)	3.600		05-14-25	540,000	572,838
Celgene Corp. (Z)	5.000		08-15-45	495,000	576,457
Health care equipment and supplies 0.5%
Medtronic, Inc. (Z)	4.625		03-15-45	330,000	404,046
Zimmer Biomet Holdings, Inc. (Z)	3.550		04-01-25	435,000	457,196
Health care providers and services 3.0%
Express Scripts Holding Company (Z)	4.500		02-25-26	600,000	667,810
Express Scripts Holding Company (Z)	4.750		11-15-21	1,000,000	1,128,005
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	255,000	269,344
HCA, Inc.	5.250		04-15-25	375,000	401,250
HCA, Inc.	5.250		06-15-26	255,000	270,300
HCA, Inc.	7.500		02-15-22	300,000	340,500

SEE NOTES TO FUND'S INVESTMENTS7

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
LifePoint Health, Inc. (L)(S)(Z)	5.375		05-01-24	285,000	$291,413
Medco Health Solutions, Inc.	7.125		03-15-18	275,000	299,388
MEDNAX, Inc. (S)	5.250		12-01-23	260,000	271,050
Molina Healthcare, Inc. (S)	5.375		11-15-22	300,000	306,000
Select Medical Corp. (L)(Z)	6.375		06-01-21	360,000	356,177
Teva Pharmaceutical Finance Netherlands III BV (L)(Z)	3.150		10-01-26	315,000	321,881
Universal Health Services, Inc. (S)	4.750		08-01-22	240,000	247,200
WellCare Health Plans, Inc.	5.750		11-15-20	255,000	263,767
Pharmaceuticals 1.3%
Actavis Funding SCS	3.800		03-15-25	1,000,000	1,063,076
Mylan NV (S)(Z)	2.500		06-07-19	255,000	259,899
Mylan NV (S)(Z)	3.950		06-15-26	850,000	891,060
Quintiles Transnational Corp. (S)	4.875		05-15-23	260,000	265,881
Industrials 11.6%					21,094,469
Aerospace and defense 1.3%
AerCap Ireland Capital, Ltd.	4.625		10-30-20	150,000	160,313
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	350,000	367,500
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	250,000	265,938
Lockheed Martin Corp. (Z)	2.900		03-01-25	386,000	403,885
Lockheed Martin Corp. (Z)	4.700		05-15-46	295,000	358,674
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	925,000	585,063
Textron, Inc. (Z)	7.250		10-01-19	270,000	312,538
Air freight and logistics 0.3%
XPO Logistics, Inc. (L)(S)(Z)	6.500		06-15-22	540,000	534,600
Airlines 4.0%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	310,000	320,075
America West Airlines 2000-1 Pass Through Trust	8.057		01-02-22	78,450	88,649
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	564,896	593,140
American Airlines 2013-2 Class A Pass Through Trust (Z)	4.950		07-15-24	351,610	385,013
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	572,205	557,900
American Airlines 2016-1 Class A Pass Through Trust (Z)	4.100		07-15-29	189,422	205,050
British Airways 2013-1 Class A Pass Through Trust (S)(Z)	4.625		06-20-24	566,157	605,080
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	182,225	189,969
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	82,361	84,832
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	31,366	32,091
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	131,240	139,363
Continental Airlines 2000-2 Class B Pass Through Trust	8.307		10-02-19	25,465	26,993
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983		10-19-23	436,384	497,478
Continental Airlines 2012-1 Class B Pass Through Trust	6.250		10-11-21	167,026	179,135
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	545,866	620,923
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	108,107	116,215
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	209,180	223,823
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	316,634	361,755
UAL 2009-1 Pass Through Trust	10.400		05-01-18	32,789	33,321
UAL 2009-2A Pass Through Trust	9.750		07-15-18	106,404	109,597
United Airlines 2014-2 Class A Pass Through Trust (Z)	3.750		03-03-28	422,343	449,795
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	480,228	481,429
United Airlines 2016-1 Class A Pass Through Trust (Z)	3.450		01-07-30	245,000	254,800
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	358,919	407,373
US Airways 2012-1 Class A Pass Through Trust (Z)	5.900		04-01-26	263,817	304,708

8SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Building products 1.1%
Builders FirstSource, Inc. (S)	10.750		08-15-23	215,000	$238,650
Masco Corp.	4.375		04-01-26	255,000	271,575
Masco Corp.	4.450		04-01-25	275,000	292,188
Owens Corning	4.200		12-15-22	1,095,000	1,167,366
Commercial services and supplies 0.4%
Casella Waste Systems, Inc.	7.750		02-15-19	352,000	359,040
Prime Security Services Borrower LLC (S)	9.250		05-15-23	255,000	272,213
Safway Group Holding LLC (S)	7.000		05-15-18	180,000	183,375
Construction and engineering 0.2%
Tutor Perini Corp. (L)(Z)	7.625		11-01-18	395,000	400,333
Electrical equipment 0.1%
EnerSys (S)	5.000		04-30-23	95,000	94,525
Industrial conglomerates 0.8%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)(Z)	5.000		01-21-21	1,148,000	1,234,818
Odebrecht Finance, Ltd. (L)(S)(Z)	7.125		06-26-42	225,000	74,813
Odebrecht Finance, Ltd. (Q)(S)	7.500		08-19-16	200,000	77,500
Machinery 0.4%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	215,000	163,938
Trinity Industries, Inc.	4.550		10-01-24	620,000	598,090
Professional services 0.4%
Verisk Analytics, Inc. (Z)	4.000		06-15-25	645,000	682,767
Road and rail 0.4%
Penske Truck Leasing Company LP (S)(Z)	3.375		02-01-22	620,000	632,924
Trading companies and distributors 2.1%
Ahern Rentals, Inc. (S)	7.375		05-15-23	395,000	278,475
Air Lease Corp. (Z)	3.375		01-15-19	440,000	454,520
Air Lease Corp. (Z)	3.875		04-01-21	255,000	267,113
Air Lease Corp. (Z)	4.750		03-01-20	220,000	239,063
Air Lease Corp. (Z)	5.625		04-01-17	175,000	179,156
Aircastle, Ltd.	5.000		04-01-23	620,000	651,744
Aircastle, Ltd. (L)(Z)	5.500		02-15-22	215,000	230,588
Aircastle, Ltd.	6.250		12-01-19	195,000	214,988
Aircastle, Ltd.	7.625		04-15-20	160,000	182,400
Ashtead Capital, Inc. (S)	5.625		10-01-24	205,000	213,456
International Lease Finance Corp. (S)(Z)	7.125		09-01-18	290,000	321,175
United Rentals North America, Inc. (L)(Z)	5.500		07-15-25	260,000	267,283
United Rentals North America, Inc. (L)(Z)	5.750		11-15-24	320,000	332,000
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	255,000	261,375
Information technology 4.6%					8,391,854
Communications equipment 0.0%
Hughes Satellite Systems Corp. (S)	5.250		08-01-26	90,000	89,775
Electronic equipment, instruments and components 0.2%
Zebra Technologies Corp. (L)(Z)	7.250		10-15-22	270,000	288,225
Internet software and services 1.1%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	135,000	137,700
Ancestry.com, Inc.	11.000		12-15-20	305,000	327,113
eBay, Inc. (Z)	2.500		03-09-18	245,000	249,556
eBay, Inc. (Z)	3.800		03-09-22	310,000	330,705

SEE NOTES TO FUND'S INVESTMENTS9

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Internet software and services (continued)
Match Group, Inc. (S)	6.375		06-01-24	260,000	$277,875
Rackspace Hosting, Inc. (L)(S)(Z)	6.500		01-15-24	370,000	382,025
VeriSign, Inc.	5.250		04-01-25	270,000	282,150
IT services 0.8%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	275,000	275,000
Visa, Inc. (Z)	3.150		12-14-25	505,000	542,580
Visa, Inc. (Z)	4.300		12-14-45	515,000	611,666
Semiconductors and semiconductor equipment 0.7%
Lam Research Corp. (Z)	3.900		06-15-26	160,000	171,741
Micron Technology, Inc.	5.875		02-15-22	280,000	270,200
Micron Technology, Inc. (S)(Z)	7.500		09-15-23	250,000	273,360
Qorvo, Inc. (S)	6.750		12-01-23	260,000	279,500
Qorvo, Inc. (S)	7.000		12-01-25	255,000	276,356
Software 1.1%
Activision Blizzard, Inc. (S)(Z)	6.125		09-15-23	365,000	398,306
Electronic Arts, Inc. (Z)	4.800		03-01-26	715,000	786,414
Microsoft Corp. (Z)	4.450		11-03-45	535,000	617,394
Open Text Corp. (S)	5.875		06-01-26	265,000	275,438
Technology hardware, storage and peripherals 0.7%
Diamond 1 Finance Corp. (S)	6.020		06-15-26	825,000	885,109
Diamond 1 Finance Corp. (L)(S)(Z)	7.125		06-15-24	85,000	91,478
Western Digital Corp. (S)	7.375		04-01-23	250,000	272,188
Materials 2.9%					5,259,165
Chemicals 1.4%
Braskem Finance, Ltd. (S)	7.000		05-07-20	515,000	552,338
Incitec Pivot Finance LLC (S)(Z)	6.000		12-10-19	345,000	373,616
NOVA Chemicals Corp. (S)	5.000		05-01-25	535,000	543,025
Platform Specialty Products Corp. (L)(S)(Z)	6.500		02-01-22	535,000	464,113
Rain CII Carbon LLC (S)	8.250		01-15-21	315,000	263,025
The Chemours Company (L)(Z)	6.625		05-15-23	316,000	272,550
Construction materials 0.2%
Cemex SAB de CV (L)(S)(Z)	6.125		05-05-25	360,000	369,900
Eagle Materials, Inc.	4.500		08-01-26	60,000	60,900
Containers and packaging 0.3%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	296,197	305,083
Cascades, Inc. (S)	5.500		07-15-22	209,000	205,865
Metals and mining 0.9%
Alcoa, Inc. (L)(Z)	5.125		10-01-24	390,000	409,988
Allegheny Technologies, Inc.	9.375		06-01-19	715,000	739,131
ArcelorMittal	10.850		06-01-19	370,000	434,750
Paper and forest products 0.1%
Norbord, Inc. (S)	6.250		04-15-23	255,000	264,881
Telecommunication services 3.8%					6,909,916
Diversified telecommunication services 2.6%
AT&T, Inc. (Z)	3.875		08-15-21	800,000	871,404
AT&T, Inc. (Z)	4.750		05-15-46	280,000	296,739
Frontier Communications Corp.	8.875		09-15-20	310,000	333,154
GCI, Inc.	6.875		04-15-25	240,000	249,000
T-Mobile USA, Inc.	6.125		01-15-22	245,000	258,016
T-Mobile USA, Inc.	6.250		04-01-21	250,000	261,563

10SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Telecom Italia Capital SA	7.200		07-18-36	365,000	$375,950
Verizon Communications, Inc. (Z)	4.400		11-01-34	260,000	275,622
Verizon Communications, Inc. (Z)	4.672		03-15-55	295,000	308,585
Verizon Communications, Inc. (Z)	4.862		08-21-46	830,000	925,249
Verizon Communications, Inc. (Z)	5.012		08-21-54	255,000	280,852
Wind Acquisition Finance SA (S)	7.375		04-23-21	355,000	353,225
Wireless telecommunication services 1.2%
CC Holdings GS V LLC (Z)	3.849		04-15-23	350,000	378,337
Digicel Group, Ltd. (S)	8.250		09-30-20	385,000	351,313
Digicel, Ltd. (S)	6.750		03-01-23	295,000	273,465
Millicom International Cellular SA (S)	4.750		05-22-20	210,000	210,200
Millicom International Cellular SA (S)	6.625		10-15-21	300,000	313,110
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	225,000	221,625
SBA Tower Trust (S)(Z)	3.598		04-15-43	370,000	372,507
Utilities 5.7%					10,479,539
Electric utilities 2.5%
Beaver Valley II Funding Corp.	9.000		06-01-17	4,000	4,020
BVPS II Funding Corp.	8.890		06-01-17	31,000	31,884
Duke Energy Corp. (Z)	3.550		09-15-21	1,000,000	1,079,037
Electricite de France SA (S)(Z)	3.625		10-13-25	260,000	271,580
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	485,000	472,875
Empresa Electrica Angamos SA (S)	4.875		05-25-29	360,000	368,616
Exelon Generation Company LLC (L)(Z)	4.000		10-01-20	1,000,000	1,076,613
FPL Energy National Wind LLC (S)	5.608		03-10-24	61,297	58,232
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	420,000	445,280
NextEra Energy Capital Holdings, Inc. (Z)	2.300		04-01-19	260,000	264,616
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	320,000	356,800
W3A Funding Corp.	8.090		01-02-17	203,145	203,025
Independent power and renewable electricity producers 0.9%
NRG Energy, Inc. (L)(Z)	6.250		05-01-24	585,000	577,688
NRG Energy, Inc. (S)	6.625		01-15-27	305,000	301,569
NRG Yield Operating LLC (L)(Z)	5.375		08-15-24	760,000	777,100
Multi-utilities 2.3%
Berkshire Hathaway Energy Company	8.480		09-15-28	550,000	860,182
CMS Energy Corp. (Z)	5.050		03-15-22	1,000,000	1,137,816
Dominion Resources, Inc. (Z)	3.625		12-01-24	1,000,000	1,066,449
NiSource Finance Corp. (Z)	5.450		09-15-20	1,000,000	1,126,157
Convertible bonds 0.2% (0.1% of Total investments)					$279,850
(Cost $287,799)
Utilities 0.2%					279,850
Independent power and renewable electricity producers 0.2%
NRG Yield, Inc. (S)	3.250		06-01-20	290,000	279,850
Term loans (M) 0.4% (0.3% of Total investments)					$726,861
(Cost $779,902)
Consumer staples 0.2%					368,878
Household products 0.2%
The Sun Products Corp.	5.500		03-23-20	368,571	368,878

SEE NOTES TO FUND'S INVESTMENTS11

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials 0.1%					$139,684
Aerospace and defense 0.1%
WP CPP Holdings LLC	4.500		12-28-19	144,750	139,684
Utilities 0.1%					218,299
Electric utilities 0.1%
ExGen Texas Power LLC	5.750		09-16-21	275,022	218,299
Capital preferred securities (a) 1.2% (0.8% of Total investments)					$2,272,406
(Cost $2,189,706)
Financials 1.2%					2,272,406
Banks 0.5%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		08-04-16	420,000	334,320
Sovereign Capital Trust VI	7.908		06-13-36	489,000	490,934
Capital markets 0.3%
Goldman Sachs Capital II (P)(Q)	4.000		08-19-16	357,000	290,063
State Street Capital Trust IV (P)(Z)	1.653		06-01-77	400,000	344,000
Insurance 0.4%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)(Z)	7.875		12-15-67	110,000	136,345
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)(Z)	9.250		04-08-68	315,000	450,056
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	225,000	226,688
U.S. Government and Agency obligations 19.3% (13.0% of Total investments)					$35,172,723
(Cost $32,791,973)
U.S. Government 3.6%					6,509,750
U.S. Treasury
Bond (L) (Z)	2.500		02-15-46	130,000	138,790
Note (Z)	2.000		02-15-25	3,337,000	3,497,333
Treasury Inflation Protected Security (Z)	0.375		07-15-25	2,780,438	2,873,627
U.S. Government Agency 15.7%					28,662,973
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		03-01-43	824,365	868,836
30 Yr Pass Thru	4.500		09-01-41	1,834,310	2,022,911
Federal National Mortgage Association
30 Yr Pass Thru	3.000		12-01-42	2,952,975	3,105,930
30 Yr Pass Thru	3.000		07-01-43	880,660	919,533
30 Yr Pass Thru (L) (Z)	3.500		12-01-42	4,669,460	4,971,698
30 Yr Pass Thru	3.500		01-01-43	3,538,235	3,789,920
30 Yr Pass Thru	3.500		04-01-45	1,659,043	1,766,427
30 Yr Pass Thru	4.000		10-01-40	387,792	422,661
30 Yr Pass Thru (L) (Z)	4.000		09-01-41	2,294,508	2,486,479
30 Yr Pass Thru	4.000		09-01-41	1,158,098	1,249,019
30 Yr Pass Thru	4.000		09-01-41	577,608	633,154
30 Yr Pass Thru	4.000		10-01-41	1,751,421	1,906,711
30 Yr Pass Thru (L) (Z)	4.500		07-01-41	3,515,107	3,872,680
30 Yr Pass Thru	5.000		04-01-41	419,480	477,536
30 Yr Pass Thru	5.500		08-01-40	150,027	169,478
Foreign government obligations 0.6% (0.4% of Total investments)					$1,145,721
(Cost $1,006,552)
Argentina 0.6%					1,145,721
Provincia de Buenos Aires Bond (S)	7.875		06-15-27	390,000	403,650
Republic of Argentina
Bond (S)	7.500		04-22-26	350,000	380,100

12SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Argentina (continued)
Bond	8.280		12-31-33	322,469	$361,971
Collateralized mortgage obligations 20.1% (13.5% of Total investments)					$36,510,627
(Cost $34,499,797)
Commercial and residential 17.7%					32,124,934
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	0.666		06-25-45	480,099	446,347
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	605,000	680,077
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class D (P) (S)	2.342		06-15-28	200,000	191,059
Series 2015-200P, Class F (P) (S)	3.716		04-14-33	415,000	386,064
BBCMS Trust
Series 2015, Class C (P) (S)	2.443		02-15-28	215,000	211,351
Series 2015-MSQ, Class D (P) (S)	4.123		09-15-22	480,000	486,168
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	2.899		03-25-35	291,040	20,305
Series 2005-2, Class A1 (P)	3.090		03-25-35	264,072	265,135
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	1.006		07-25-35	290,335	274,440
Series 2005-7, Class 11A1 (P)	0.986		08-25-35	496,675	469,886
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.463		07-05-33	620,000	595,612
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.942		08-15-29	605,000	589,444
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058		03-10-33	595,000	572,987
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	370,000	371,141
Series 2015-1740, Class XA IO (S)	1.023		01-13-35	6,885,000	328,277
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.124		05-15-29	445,000	424,904
Series 2015-JWRZ, Class GL2 (P) (S)	4.131		05-15-29	410,000	399,971
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.442		12-15-27	595,000	586,799
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	325,000	306,599
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387		02-10-21	610,000	634,479
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-CR27, Class B (P)	4.510		10-10-58	235,000	263,419
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-LC4, Class B (P)	4.934		12-10-44	360,000	406,832
Series 2013-300P, Class D (P) (S)	4.540		08-10-30	620,000	645,217
Series 2013-CR11, Class B (P)	5.330		10-10-46	895,000	1,047,643
Series 2013-CR13, Class C (P)	4.909		12-10-23	435,000	478,969
Series 2013-CR6, Class XA IO	1.625		03-10-46	4,113,219	181,645
Series 2014-FL4, Class D (P) (S)	2.897		07-13-31	600,000	583,234
Series 2014-TWC, Class D (P) (S)	2.685		02-13-32	445,000	436,913
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.585		08-13-27	775,000	762,839
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	5.068		04-10-47	552,000	606,186
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.636		09-10-49	130,000	128,954
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.716		06-25-34	326,451	309,946

SEE NOTES TO FUND'S INVESTMENTS13

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-34	220,000	$221,830
Series 2015-NRF, Class EFX (P) (S)	3.495		12-15-34	495,000	484,595
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.934		05-15-34	520,000	511,546
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.658		05-10-45	7,155,142	565,261
Series 2014-NEW, Class C (S)	3.790		01-10-31	165,000	167,890
Series 2016-ICE2, Class D (P) (S)	6.192		03-15-33	525,000	526,021
Series 2016-RENT, Class D (P) (S)	4.202		02-10-29	420,000	412,228
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.496		08-19-45	1,682,778	111,687
Series 2005-2, Class IX IO	2.060		05-19-35	5,729,627	412,181
Series 2005-9, Class 2A1C (P)	0.888		06-20-35	535,181	477,523
Series 2007-3, Class ES IO (S)	0.350		05-19-47	7,506,740	118,028
Series 2007-4, Class ES IO	0.350		07-19-47	7,861,069	114,441
Series 2007-6, Class ES IO (S)	0.338		08-19-37	6,072,711	77,506
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	496,000	499,826
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.113		08-05-34	305,000	298,876
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.261		07-25-35	5,537,794	431,995
Series 2005-AR8, Class AX2 IO	2.267		05-25-35	5,767,682	425,853
Series 2005-AR18, Class 1X IO	2.034		10-25-36	6,847,654	641,502
Series 2005-AR18, Class 2X IO	1.735		10-25-36	6,168,286	384,512
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.830		04-15-47	725,000	779,750
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class C (P) (S)	2.534		07-15-31	1,030,000	1,038,739
Series 2014-INN, Class F (P) (S)	4.442		06-15-29	490,000	470,331
Series 2014-PHH, Class C (P) (S)	2.534		08-15-27	760,000	751,547
Series 2015-MAR7, Class C (S)	4.490		06-05-32	480,000	485,609
Series 2015-SG, Class B (P) (S)	3.192		07-15-36	360,000	361,128
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904		10-25-35	378,833	366,624
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.315		02-15-46	293,000	301,809
Series 2014-C18, Class 300D	5.279		08-15-31	380,000	398,459
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,050,000	1,088,213
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.776		05-25-35	304,901	284,728
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-3, Class APT (P)	0.736		07-25-35	322,501	314,862
TMSQ Mortgage Trust Series 2014-1500, Class D (P) (S)	3.963		10-10-36	340,000	343,813
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	405,000	444,353
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.806		05-10-63	4,591,339	256,982
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	612,000	637,408
WaMu Mortgage Pass Through Certificates Series 2005-AR8, Class 2AB2 (P)	0.866		07-25-45	484,018	429,893

14SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	935,000	$921,791
Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	620,000	582,498
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.295		11-15-45	4,806,003	408,311
Series 2013-C15, Class B (P)	4.629		08-15-46	155,000	174,330
Series 2013-C16, Class B (P)	5.149		09-15-46	265,000	307,613
U.S. Government Agency 2.4%					4,385,693
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.296		10-25-27	380,000	381,532
Series 2016-DNA3, Class M2 (P)	2.670		12-25-28	280,000	282,802
Series 2016-HQA1, Class M2 (P)	3.196		09-25-28	625,000	642,253
Series 290, Class IO	3.500		11-15-32	2,685,052	385,426
Series 4136, Class IH IO	3.500		09-15-27	1,574,403	168,341
Series K017, Class X1 IO	1.411		12-25-21	2,782,038	165,262
Series K018, Class X1 IO	1.403		01-25-22	3,533,709	215,968
Series K021, Class X1 IO	1.488		06-25-22	781,266	55,304
Series K022, Class X1 IO	1.278		07-25-22	8,970,955	556,441
Series K707, Class X1 IO	1.535		12-25-18	2,346,017	72,240
Series K709, Class X1 IO	1.523		03-25-19	3,219,060	109,119
Series K710, Class X1 IO	1.764		05-25-19	3,451,203	140,644
Series K718, Class X1 IO	0.649		01-25-22	16,742,097	499,499
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000		12-25-27	1,967,649	207,045
Series 2012-137, Class WI IO	3.500		12-25-32	1,576,182	220,825
Government National Mortgage Association
Series 2012-114, Class IO	0.901		01-16-53	1,660,640	109,374
Series 2016-87, Class IO	1.010		08-16-58	2,067,863	173,618
Asset backed securities 11.2% (7.5% of Total investments)					$20,361,557
(Cost $19,904,782)
Asset backed securities 11.2%					20,361,557
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.121		05-25-35	295,546	286,102
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.896		10-25-35	825,000	759,799
American Express Credit Account Master Trust Series 2014-4, Class A	1.430		06-15-20	91,000	91,485
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.916		05-25-35	480,000	459,490
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,025,000	1,042,119
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	635,200	659,185
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.519		01-25-34	245,798	229,001
Series 2004-W6, Class M1 (P)	1.271		05-25-34	130,105	124,034
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	19,000	19,085
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.600		12-27-22	325,000	325,013
Capital One Multi-Asset Execution Trust Series 2016-A3, Class A3	1.340		04-15-22	895,000	894,994
Chase Issuance Trust Series 2016-A2, Class A	1.370		06-15-21	730,000	733,159

SEE NOTES TO FUND'S INVESTMENTS15

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,060,644	$1,066,790
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	21,693	17,394
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	5.613		02-25-35	348,643	350,954
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.916		05-25-36	368,518	363,543
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	859,125	881,983
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	1,485,000	1,501,663
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	451,588	452,188
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.136		11-25-35	516,784	506,482
GM Financial Automobile Leasing Trust Series 2015-2, Class A4	1.850		07-22-19	669,000	674,123
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.716		10-25-35	353,161	332,005
GSAA Trust Series 2005-10, Class M3 (P)	0.996		06-25-35	583,144	566,208
Home Equity Asset Trust Series 2005-3, Class M4 (P)	1.406		08-25-35	235,000	219,159
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	1.196		09-25-35	256,559	226,986
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-22-31	124,217	123,992
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.596		09-25-36	556,054	530,594
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	224,625	228,556
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.746		12-25-36	1,090,000	1,076,762
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	0.876		09-25-35	235,000	225,598
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	395,000	400,296
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	515,000	520,636
Toyota Auto Receivables Owner Trust Series 2015-B, Class A4	1.740		09-15-20	510,000	516,195
Verizon Owner Trust Series 2016-1A, Class A (S)	1.420		01-20-21	465,000	465,116
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	863,475	865,796
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750		08-20-25	52,075	52,123
Series 2014-1A, Class A (S)	2.150		12-20-26	520,679	513,519
Series 2014-1A, Class B (S)	3.250		12-20-26	348,018	342,906
Series 2015-1A, Class A (S)	2.750		05-20-27	270,347	268,868
Series 2015-2A, Class B (S)	4.000		07-20-28	354,084	354,766
Series 2016-1A, Class A (S)	3.500		12-20-28	269,418	270,655
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770		09-15-21	810,000	822,235

16SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

				Shares	Value
Common stocks 1.1% (0.7% of Total investments)					$1,934,720
(Cost $2,537,460)
Energy 0.2%					414,320
Oil, gas and consumable fuels 0.2%
Royal Dutch Shell PLC, ADR, Class A				8,000	414,320
Financials 0.3%					507,190
Capital markets 0.3%
Ares Capital Corp. (L)(Z)				33,500	507,190
Health care 0.3%					596,820
Pharmaceuticals 0.3%
Sanofi, ADR				14,000	596,820
Information technology 0.3%					416,390
Technology hardware, storage and peripherals 0.3%
Seagate Technology PLC (L)(Z)				13,000	416,390
Preferred securities (b) 1.2% (0.8% of Total investments)					$2,163,474
(Cost $2,142,691)
Consumer staples 0.3%					560,938
Food and staples retailing 0.3%
	Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			6,250	560,938
Financials 0.5%					890,721
Banks 0.1%
	Wells Fargo & Company, Series L, 7.500%			192	255,602
Consumer finance 0.4%
	GMAC Capital Trust I, 6.411% (P)			24,985	635,119
Utilities 0.4%					711,815
Electric utilities 0.1%
	Exelon Corp., 6.500% (L)(Z)			4,341	217,267
Multi-utilities 0.3%
	Dominion Resources, Inc., 6.375% (L)(Z)			9,485	494,548
	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)					$153
(Cost $0)
Materials 0.0%					153
Containers and packaging 0.0%
Smurfit-Stone Container Corp. (I)	8.000		03-15-17	245,000	153
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.7% (1.1% of Total investments)					$3,120,000
(Cost $3,120,000)
U.S. Government Agency 0.9%					1,675,000
Federal Home Loan Bank Discount Note	0.150		08-01-16	1,675,000	1,675,000
Repurchase agreement 0.8%					1,445,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $1,445,004 on 8-1-16, collateralized by $1,465,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $1,477,819 including interest)				1,445,000	1,445,000
Total investments (Cost $261,844,170)† 149.0%					$271,285,985
Other assets and liabilities, net (49.0%)					($89,169,925)
Total net assets 100.0%					$182,116,060

SEE NOTES TO FUND'S INVESTMENTS17

Income Securities Trust

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with and pay interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $29,358,029.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $78,723,483 or 43.2% of the fund's net assets as of 7-31-16.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-16 was $113,933,222.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $263,435,350. Net unrealized appreciation aggregated to $7,850,635, of which $12,272,200 related to appreciated investment securities and $4,421,565 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 7-31-16:

United States	87.7%
France	2.6%
United Kingdom	2.2%
Netherlands	1.8%
Luxembourg	1.2%
Canada	1.2%
Other countries	3.3%
TOTAL	100.0%

18SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$167,597,893	—	$167,597,893	—
Convertible bonds	279,850	—	279,850	—
Term loans	726,861	—	726,861	—
Capital preferred securities	2,272,406	—	2,272,406	—
U.S. Government and Agency obligations	35,172,723	—	35,172,723	—
Foreign government obligations	1,145,721	—	1,145,721	—
Collateralized mortgage obligations	36,510,627	—	36,510,627	—
Asset backed securities	20,361,557	—	20,361,557	—
Common stocks	1,934,720	$1,934,720	—	—
Preferred securities	2,163,474	1,602,536	560,938	—
Escrow certificates	153	—	—	$153
Short-term investments	3,120,000	—	3,120,000	—
Total investments in securities	$271,285,985	$3,537,256	$267,748,576	$153
Other financial instruments:
Interest rate swaps	($191,902)	—	($191,902)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       19

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of July 31, 2016.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.4425%	3 Month LIBOR (a)	Aug 2016	($123,744)
Morgan Stanley Capital Services	22,000,000	Fixed 1.0938%	3 Month LIBOR (a)	May 2017	(68,158)
Total	$44,000,000				($191,902)

(a) At 7-31-16, the 3-month LIBOR rate was 0.7591%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       20

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P6Q3	07/16
This report is for the information of the shareholders of John Hancock Income Securities Trust.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 16, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 16, 2016